Property, plant and equipment - Right-of-use assets (Details) - Right-of-use Assets [Member] - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	$ 5,751,118	$ 5,314,425
Properties
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	5,739,426	5,261,372
Office and lab equipment
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	$ 11,692	$ 53,053